Secured Borrowings (Schedule Of CBA Facility) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instruments
Outstanding principal balance	$ 2,600,000,000
Notes payable, net	2,254,705,000	2,052,412,000
BOS Facility [Member]
Debt Instruments
Outstanding principal balance	161,823,000	275,516,000
Unamortized debt discount	(2,021,000)	(6,891,000)
Notes payable, net	159,802,000	268,625,000
BOS Facility [Member] | Senior Tranches [Member]
Debt Instruments
Outstanding principal balance	30,512,000	242,815,000
BOS Facility [Member] | Junior Tranches [Member]
Debt Instruments
Outstanding principal balance	5,900,000	32,701,000
CBA Facility [Member]
Debt Instruments
Notes payable, net	159,802,000	268,625,000
CBA Facility [Member] | Tranche A [Member]
Debt Instruments
Outstanding principal balance	87,925,000
CBA Facility [Member] | Tranche B [Member]
Debt Instruments
Outstanding principal balance	$ 37,486,000